Supplementary Guarantor Information (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Guarantor Information [Abstract]
Condensed Statements of Comprehensive Income (Loss)

Condensed Statements of Comprehensive Income (Loss)
Year Ended December 31, 2017

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net sales	$—	$5,755.1	$285.9	$496.3	$(456.8)	$6,080.5
Cost of products sold (exclusive of items shown separately below)	—	5,082.0	197.7	387.2	(413.8)	5,253.1
Selling and administrative expenses (exclusive of items shown separately below)	3.7	285.5	13.5	26.9	(44.7)	284.9
Depreciation	—	189.3	7.5	29.2	—	226.0
Charge (credit) for termination of pellet agreement and related transportation costs	—	(19.3)	—	—	—	(19.3)
Asset impairment charge	—	75.6	—	—	—	75.6
Total operating costs	3.7	5,613.1	218.7	443.3	(458.5)	5,820.3
Operating profit (loss)	(3.7)	142.0	67.2	53.0	1.7	260.2
Pension and OPEB expense (income)	—	(71.9)	—	—	—	(71.9)
Interest expense	—	150.3	—	2.0	—	152.3
Other income (expense)	—	(30.1)	11.4	5.4	(3.8)	(17.1)
Income (loss) before income taxes	(3.7)	33.5	78.6	56.4	(2.1)	162.7
Income tax expense (benefit)	—	(29.4)	29.9	(1.8)	(0.9)	(2.2)
Equity in net income (loss) of subsidiaries	107.2	44.3	—	—	(151.5)	—
Net income (loss)	103.5	107.2	48.7	58.2	(152.7)	164.9
Less: Net income attributable to noncontrolling interests	—	—	—	61.4	—	61.4
Net income (loss) attributable to AK Steel Holding Corporation	103.5	107.2	48.7	(3.2)	(152.7)	103.5
Other comprehensive income (loss)	38.5	38.5	—	4.7	(43.2)	38.5
Comprehensive income (loss) attributable to AK Steel Holding Corporation	$142.0	$145.7	$48.7	$1.5	$(195.9)	$142.0

Condensed Statements of Comprehensive Income (Loss)
Year Ended December 31, 2016

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net sales	$—	$5,681.0	$250.9	$411.5	$(460.9)	$5,882.5
Cost of products sold (exclusive of items shown separately below)	—	5,044.8	171.7	299.4	(416.2)	5,099.7
Selling and administrative expenses (exclusive of items shown separately below)	4.4	282.7	12.7	22.6	(43.3)	279.1
Depreciation	—	187.8	7.0	21.8	—	216.6
Charge (credit) for termination of pellet agreement and related transportation costs	—	69.5	—	—	—	69.5
Total operating costs	4.4	5,584.8	191.4	343.8	(459.5)	5,664.9
Operating profit (loss)	(4.4)	96.2	59.5	67.7	(1.4)	217.6
Interest expense	—	162.3	—	1.6	—	163.9
Pension and OPEB expense (income)	—	16.5	—	—	—	16.5
Other income (expense)	—	(16.4)	8.1	8.6	(5.2)	(4.9)
Income (loss) before income taxes	(4.4)	(99.0)	67.6	74.7	(6.6)	32.3
Income tax expense (benefit)	—	(43.7)	25.7	3.6	(2.5)	(16.9)
Equity in net income (loss) of subsidiaries	(12.4)	42.9	—	(0.7)	(29.8)	—
Net income (loss)	(16.8)	(12.4)	41.9	70.4	(33.9)	49.2
Less: Net income attributable to noncontrolling interests	—	—	—	66.0	—	66.0
Net income (loss) attributable to AK Steel Holding Corporation	(16.8)	(12.4)	41.9	4.4	(33.9)	(16.8)
Other comprehensive income (loss)	124.6	124.6	—	(1.5)	(123.1)	124.6
Comprehensive income (loss) attributable to AK Steel Holding Corporation	$107.8	$112.2	$41.9	$2.9	$(157.0)	$107.8

Condensed Statements of Comprehensive Income (Loss)
Year Ended December 31, 2015

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net sales	$—	$6,498.2	$256.2	$533.0	$(594.5)	$6,692.9
Cost of products sold (exclusive of items shown separately below)	—	6,205.7	166.2	425.1	(543.7)	6,253.3
Selling and administrative expenses (exclusive of items shown separately below)	4.9	271.4	13.1	22.6	(49.1)	262.9
Depreciation	—	187.7	7.4	20.9	—	216.0
Charge for facility idling	—	28.1	—	—	—	28.1
Total operating costs	4.9	6,692.9	186.7	468.6	(592.8)	6,760.3
Operating profit (loss)	(4.9)	(194.7)	69.5	64.4	(1.7)	(67.4)
Interest expense	—	171.0	—	2.0	—	173.0
Pension and OPEB expense (income)	—	58.9	—	—	—	58.9
Impairment of Magnetation investment	—	—	—	(256.3)	—	(256.3)
Impairment of AFSG investment	—	—	—	(41.6)	—	(41.6)
Other income (expense)	—	6.4	6.6	(11.6)	—	1.4
Income (loss) before income taxes	(4.9)	(418.2)	76.1	(247.1)	(1.7)	(595.8)
Income tax expense (benefit)	—	(29.9)	28.9	(4.6)	(0.7)	(6.3)
Equity in net income (loss) of subsidiaries	(647.4)	(259.1)	—	0.6	905.9	—
Net income (loss)	(652.3)	(647.4)	47.2	(241.9)	904.9	(589.5)
Less: Net income attributable to noncontrolling interests	—	—	—	62.8	—	62.8
Net income (loss) attributable to AK Steel Holding Corporation	(652.3)	(647.4)	47.2	(304.7)	904.9	(652.3)
Other comprehensive income (loss)	8.7	8.7	—	(3.1)	(5.6)	8.7
Comprehensive income (loss) attributable to AK Steel Holding Corporation	$(643.6)	$(638.7)	$47.2	$(307.8)	$899.3	$(643.6)

Condensed Balance Sheets

Condensed Balance Sheets
December 31, 2017

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
ASSETS
Current assets:
Cash and cash equivalents	$—	$14.5	$7.2	$16.3	$—	$38.0
Accounts receivable, net	—	432.4	33.2	65.4	(13.2)	517.8
Inventory, net	—	1,231.5	55.1	108.3	(9.9)	1,385.0
Other current assets	—	124.7	0.2	5.4	—	130.3
Total current assets	—	1,803.1	95.7	195.4	(23.1)	2,071.1
Property, plant and equipment	—	6,004.0	181.5	646.3	—	6,831.8
Accumulated depreciation	—	(4,620.8)	(94.8)	(130.0)	—	(4,845.6)
Property, plant and equipment, net	—	1,383.2	86.7	516.3	—	1,986.2
Other non-current assets:
Investment in subsidiaries	(3,127.4)	1,844.9	—	67.5	1,215.0	—
Inter-company accounts	3,082.8	—	1,523.1	—	(4,605.9)	—
Goodwill and intangible assets	—	—	32.8	273.9	—	306.7
Other non-current assets	—	66.3	0.2	44.3	—	110.8
TOTAL ASSETS	$(44.6)	$5,097.5	$1,738.5	$1,097.4	$(3,414.0)	$4,474.8
LIABILITIES AND EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$623.3	$17.9	$50.9	$(1.7)	$690.4
Accrued liabilities	—	228.2	7.8	34.5	—	270.5
Current portion of pension and other postretirement benefit obligations	—	39.7	—	0.4	—	40.1
Total current liabilities	—	891.2	25.7	85.8	(1.7)	1,001.0
Non-current liabilities:
Long-term debt	—	2,110.1	—	—	—	2,110.1
Pension and other postretirement benefit obligations	—	890.8	—	3.4	—	894.2
Inter-company accounts	—	4,199.6	—	489.1	(4,688.7)	—
Other non-current liabilities	—	133.2	1.0	34.7	—	168.9
TOTAL LIABILITIES	—	8,224.9	26.7	613.0	(4,690.4)	4,174.2
Equity (deficit):
Total stockholders’ equity (deficit)	(44.6)	(3,127.4)	1,711.8	139.2	1,276.4	(44.6)
Noncontrolling interests	—	—	—	345.2	—	345.2
TOTAL EQUITY (DEFICIT)	(44.6)	(3,127.4)	1,711.8	484.4	1,276.4	300.6
TOTAL LIABILITIES AND EQUITY (DEFICIT)	$(44.6)	$5,097.5	$1,738.5	$1,097.4	$(3,414.0)	$4,474.8

Condensed Balance Sheets
December 31, 2016

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
ASSETS
Current assets:
Cash and cash equivalents	$—	$147.9	$4.4	$20.9	$—	$173.2
Accounts receivable, net	—	400.4	30.3	19.6	(8.3)	442.0
Inventory, net	—	1,158.4	43.7	42.0	(11.5)	1,232.6
Other current assets	—	91.5	0.2	2.9	—	94.6
Total current assets	—	1,798.2	78.6	85.4	(19.8)	1,942.4
Property, plant and equipment	—	5,857.9	175.9	535.2	—	6,569.0
Accumulated depreciation	—	(4,365.8)	(87.2)	(101.6)	—	(4,554.6)
Property, plant and equipment, net	—	1,492.1	88.7	433.6	—	2,014.4
Other non-current assets:
Investment in subsidiaries	(3,164.7)	1,402.9	—	67.5	1,694.3	—
Inter-company accounts	2,951.6	—	1,462.3	—	(4,413.9)	—
Goodwill and intangible assets	—	—	32.8	—	—	32.8
Other non-current assets	—	73.0	0.2	38.9	—	112.1
TOTAL ASSETS	$(213.1)	$4,766.2	$1,662.6	$625.4	$(2,739.4)	$4,101.7
LIABILITIES AND EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$557.7	$16.7	$15.0	$0.5	$589.9
Accrued liabilities	—	213.7	7.0	13.4	—	234.1
Current portion of pension and other postretirement benefit obligations	—	41.0	—	0.3	—	41.3
Total current liabilities	—	812.4	23.7	28.7	0.5	865.3
Non-current liabilities:
Long-term debt	—	1,816.6	—	—	—	1,816.6
Pension and other postretirement benefit obligations	—	1,090.4	—	3.3	—	1,093.7
Inter-company accounts	—	4,036.9	—	458.4	(4,495.3)	—
Other non-current liabilities	—	153.3	1.6	0.1	—	155.0
TOTAL LIABILITIES	—	7,909.6	25.3	490.5	(4,494.8)	3,930.6
EXCHANGEABLE NOTES EXCHANGE FEATURE	—	21.3	—	—	—	21.3
Equity (deficit):
Total stockholders’ equity (deficit)	(213.1)	(3,164.7)	1,637.3	(228.0)	1,755.4	(213.1)
Noncontrolling interests	—	—	—	362.9	—	362.9
TOTAL EQUITY (DEFICIT)	(213.1)	(3,164.7)	1,637.3	134.9	1,755.4	149.8
TOTAL LIABILITIES AND EQUITY (DEFICIT)	$(213.1)	$4,766.2	$1,662.6	$625.4	$(2,739.4)	$4,101.7

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows
Year Ended December 31, 2017

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net cash flows from operating activities	$(2.5)	$67.3	$73.3	$61.7	$(1.0)	$198.8
Cash flows from investing activities:
Capital investments	—	(131.8)	(5.6)	(15.1)	—	(152.5)
Investment in acquired business, net of cash acquired	—	(360.4)	—	—	—	(360.4)
Other investing items, net	—	4.0	—	0.2	—	4.2
Net cash flows from investing activities	—	(488.2)	(5.6)	(14.9)	—	(508.7)
Cash flows from financing activities:
Net borrowings (repayments) under credit facility	—	450.0	—	—	—	450.0
Proceeds from issuance of long-term debt	—	680.0	—	—	—	680.0
Redemption of long-term debt	—	(848.4)	—	—	—	(848.4)
Debt issuance costs	—	(25.3)	—	—	—	(25.3)
Inter-company activity	5.0	31.2	(64.9)	27.7	1.0	—
SunCoke Middletown distributions to noncontrolling interest owners	—	—	—	(79.1)	—	(79.1)
Other financing items, net	(2.5)	—	—	—	—	(2.5)
Net cash flows from financing activities	2.5	287.5	(64.9)	(51.4)	1.0	174.7
Net increase (decrease) in cash and cash equivalents	—	(133.4)	2.8	(4.6)	—	(135.2)
Cash and equivalents, beginning of year	—	147.9	4.4	20.9	—	173.2
Cash and equivalents, end of year	$—	$14.5	$7.2	$16.3	$—	$38.0

Condensed Statements of Cash Flows
Year Ended December 31, 2016

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net cash flows from operating activities	$(3.1)	$186.5	$44.3	$92.2	$(15.3)	$304.6
Cash flows from investing activities:
Capital investments	—	(116.0)	(8.8)	(2.8)	—	(127.6)
Other investing items, net	—	3.0	—	(0.7)	—	2.3
Net cash flows from investing activities	—	(113.0)	(8.8)	(3.5)	—	(125.3)
Cash flows from financing activities:
Net borrowings (repayments) under credit facility	—	(550.0)	—	—	—	(550.0)
Proceeds from issuance of long-term debt	—	380.0	—	—	—	380.0
Redemption of long-term debt	—	(392.8)	—	—	—	(392.8)
Proceeds from issuance of common stock	600.4	—	—	—	—	600.4
Debt issuance costs	—	(20.4)	—	—	—	(20.4)
Inter-company activity	(602.4)	630.5	(36.8)	(6.6)	15.3	—
SunCoke Middletown distributions to noncontrolling interest owners	—	—	—	(85.1)	—	(85.1)
Other financing items, net	5.1	0.1	—	—	—	5.2
Net cash flows from financing activities	3.1	47.4	(36.8)	(91.7)	15.3	(62.7)
Net increase (decrease) in cash and cash equivalents	—	120.9	(1.3)	(3.0)	—	116.6
Cash and equivalents, beginning of year	—	27.0	5.7	23.9	—	56.6
Cash and equivalents, end of year	$—	$147.9	$4.4	$20.9	$—	$173.2

Condensed Statements of Cash Flows
Year Ended December 31, 2015

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net cash flows from operating activities	$(3.7)	$49.0	$50.6	$108.1	$(3.7)	$200.3
Cash flows from investing activities:
Capital investments	—	(85.0)	(9.0)	(5.0)	—	(99.0)
Proceeds from sale of equity investee	—	25.0	—	—	—	25.0
Proceeds from AFSG Holdings, Inc. distribution	—	—	—	14.0	—	14.0
Other investing items, net	—	12.5	—	—	—	12.5
Net cash flows from investing activities	—	(47.5)	(9.0)	9.0	—	(47.5)
Cash flows from financing activities:
Net borrowings (repayments) under credit facility	—	(55.0)	—	—	—	(55.0)
Redemption of long-term debt	—	(14.1)	—	—	—	(14.1)
Inter-company activity	4.7	66.1	(40.4)	(34.1)	3.7	—
SunCoke Middletown distributions to noncontrolling interest owners	—	—	—	(96.3)	—	(96.3)
Other financing items, net	(1.0)	—	—	—	—	(1.0)
Net cash flows from financing activities	3.7	(3.0)	(40.4)	(130.4)	3.7	(166.4)
Net increase (decrease) in cash and cash equivalents	—	(1.5)	1.2	(13.3)	—	(13.6)
Cash and equivalents, beginning of year	—	28.5	4.5	37.2	—	70.2
Cash and equivalents, end of year	$—	$27.0	$5.7	$23.9	$—	$56.6